PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2011	2012
Prepaid license fees and usage fee	1,627	4,476
Prepaid income tax	1,768	3,390
Proceeds receivable from the employees' exercise and sales of equity awards	525	1,515
Advance to supplier	—	500
Deposit for share repurchase program	477	483
Prepayment to customs	—	365
Rental deposits	76	198
Interest receivable	308	81
Prepayment for IP acquisition	2,220	—
Others	121	294
	7,122	11,302